Other non-current liabilities and employee future benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Other non-current liabilities and employee future benefits	Other non-current liabilities and employee future benefits:

	December 31, 2023	December 31, 2022
Other non-current liabilities	$2,337	$1,805
Employee future benefits	(475)	455
Other non-current liabilities and employee future benefits	$1,862	$2,260
Other non-current liabilities: Decommissioning liabilities
A provision for decommissioning liabilities has been recorded for the Corporation’s head office building in Burnaby, British Columbia and is related to estimated site restoration obligations at the end of the lease term. The Corporation has made certain modifications to the leased building to facilitate the manufacturing and testing of its fuel cell products. Consequently, the site restoration obligations relate primarily to dismantling and removing various manufacturing and test equipment and restoring the infrastructure of the leased building to its original state of when the lease was entered into.
Due to the long-term nature of the liability, the most significant uncertainty in estimating the provision is the costs that will be incurred. The Corporation has determined a range of reasonably possible outcomes of the total costs for the head office building. In determining the fair value of the decommissioning liabilities, the estimated future cash flows have been discounted at 3.17% per annum (2022 – 3.41%).
The Corporation performed an assessment of the estimated cash flows required to settle the obligations for the building as of December 31, 2023. Based on the assessment, an increase of $449,000 in the provision (2022 - $nil) was recorded against decommissioning liabilities, in addition to accretion costs of $43,000 (2022 - $44,000) and the effect of movements in exchange rates of $40,000 (2022 - $(117,000)).
The net discounted amount of estimated cash flows required to settle the obligation for the building as of December 31, 2023 is $2,337,000 (2022 - $1,805,000) which is expected to be settled at the end of the lease term in 2025.
Employee future benefits

	December 31, 2023	December 31, 2022
Net defined benefit pension plan liability	$(582)	$348
Net other post-retirement benefit plan liability	107	107
Employee future benefits	$(475)	$455
The Corporation maintained a defined benefit pension plan covering existing and former employees in the United States. The benefits under the pension plan were based on years of service and salary levels accrued as of December 31, 2009. In 2009, amendments were made to the defined benefit pension plan to freeze benefits accruing to employees at their respective years of service and salary levels obtained as of December 31, 2009.
During the year ended December 31, 2023, the Corporation completed a settlement agreement with an external party to transfer 100% of its liability for the plan retiree population of the plan. On final settlement, $7,326,000 of the plan assets were distributed to this external party who then assumed the full liability of the retiree group. The Corporation also filed formal plan termination documents and once formal approval is obtained later in 2024, the Corporation anticipates settling the remaining plan liability through cash settlement and annuity purchases from the remaining plan assets.
Certain employees in the United States are also eligible for post-retirement healthcare, life insurance, and other benefits.
The Corporation accrues the present value of its obligations under employee future benefit plans and related costs, net of the present value of plan assets.
20.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd)
The measurement date used to determine pension and other post-retirement benefit obligations and expense is December 31 of each year. The most recent actuarial valuation of the employee future benefit plans for funding purposes was as of January 1, 2023. The next actuarial valuation of the employee future benefit plans for funding purposes is expected to be performed as of January 1, 2024.
The Corporation expects contributions of $nil to be paid to its defined benefit plans in 2024.
The following tables reconcile the opening balances to the closing balances for the net defined benefit liability and its components for the two plans. The expense recognized in statement of loss and comprehensive income (loss) is recorded in finance loss and other (note 26).

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Defined benefit pension plan	2023	2022	2023	2022	2023	2022
Balance at January 1	$14,402	$19,187	$(14,054)	$(17,373)	$348	$1,814
Included in profit or loss
Current service cost	26	30	—	—	26	30
Interest cost (income)	700	518	(683)	(468)	17	50
Benefits payable	—	—	—	—	—	—
	726	548	(683)	(468)	43	80
Included in other comprehensive income (loss)
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	—	—	—	—	—
Financial assumptions	113	(4,547)	—	—	113	(4,547)
Experience adjustment	(600)	(91)	—	—	(600)	(91)
Return on plan assets excluding interest	—	—	(486)	3,092	(486)	3,092
income
Plan expenses	(54)	(24)	54	24	—	—
Settlements	(7,326)	—	7,326	—	—	—
	(7,867)	(4,662)	6,894	3,116	(973)	(1,546)
Other
Contributions paid by the employer	—	—	—	—	—	—
Benefits paid	(558)	(671)	558	671	—	—
	(558)	(671)	558	671	—	—
Balance at December 31	$6,703	$14,402	$(7,285)	$(14,054)	$(582)	$348
20.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd)

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability
Other post-retirement benefit plan	2023	2022	2023	2022	2023	2022
Balance at January 1	$107	$80	$—	$—	$107	$80
Included in profit or loss
Interest cost (income)	5	2	—	—	5	2
	5	2	—	—	5	2
Included in other comprehensive income (loss)
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
Demographic assumptions	—	—	—	—	—	—
Financial assumptions	1	(23)	—	—	1	(23)
Experience adjustment	2	55	—	—	2	55
	3	32	—	—	3	32
Other
Contributions paid by the employer	—	—	(8)	(7)	(8)	(7)
Benefits paid	(8)	(7)	8	7	—	—
	(8)	(7)	—	—	(8)	(7)
Balance at December 31	$107	$107	$—	$—	$107	$107

Included in other comprehensive income (loss)	December 31, 2023	December 31, 2022
Defined benefit pension plan actuarial gain	$973	$1,546
Other post-retirement benefit plan actuarial loss	(3)	(32)
	$970	$1,514
Pension plan assets comprise:

	2023	2022
Cash and cash equivalents	100%	3%
Equity securities	—%	60%
Debt securities	—%	37%
Total	100%	100%
The significant actuarial assumptions adopted in measuring the fair value of benefit obligations at December 31 were as follows:

		2023		2022
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	4.88%	4.67%	5.00%	4.89%
Rate of compensation increase	n/a	n/a	n/a	n/a
20.     Other non-current liabilities and employee future benefits (cont'd):
Employee future benefits (cont'd)
The significant actuarial assumptions adopted in determining net expense for the years ended December 31 were as follows:

		2023		2022
	Pension plan	Other benefit plan	Pension plan	Other benefit plan
Discount rate	5.00%	4.67%	2.76%	4.89%
Rate of compensation increase	n/a	n/a	n/a	n/a
Impacts of assumed health care cost trend rates applicable to the other post-retirement benefit plan at December 31, 2023 including a one-percentage-point change in assumed health care cost trend rates would not have a material impact on the Corporation’s financial statements.